Retirement Plans	12 Months Ended
Dec. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Retirement Plans
15.	RETIREMENT PLANS

The Company has a 401(k) retirement and profit-sharing plan (the “401(k) Plan”) covering all qualified employees. The 401(k) Plan allows each participant to contribute a portion of their base wages up to an amount not to exceed an annual statutory maximum. Effective January 1, 2010, the Company adopted a Safe Harbor Plan that provides a Company match up to 4% of salary. The Company contributed a match of $163,000, $145,000 and $165,000 to the 401(k) Plan for the years ended December 31, 2014, 2013 and 2012, respectively.